Long-Term Investments (Details) - Schedule of Extent the Investee Relies	12 Months Ended
Dec. 31, 2008
Braingenesis Biotechnology Co., Ltd. [Member]
Long-Term Investments (Details) - Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	No specific business relationship
Genepharm Biotech Corporation [Member]
Long-Term Investments (Details) - Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	No specific business relationship
BioHopeKing Corporation [Member]
Long-Term Investments (Details) - Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation [Member]
Long-Term Investments (Details) - Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	Loaned from investee and provides research and development support service
Rgene Corporation [Member]
Long-Term Investments (Details) - Schedule of Extent the Investee Relies [Line Items]
Relationship with the Company and its subsidiaries, description	Collaborating with the Company to develop and commercialize drugs